Fees Summary	Jan. 30, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 16,576,000
Previously Paid Amount	0.00
Total Fee Amount	2,537.79
Total Offset Amount	0.00
Net Fee	2,537.79
Narrative - Max Aggregate Offering Price	$ 16,576,000
Final Prospectus	true